Prepaid Expenses and Other Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2019
Other Accounts Receivable and Prepaid Expenses [Abstract]
Schedule of prepaid expenses, other accounts receivable and other investments
	December 31,
	2019	2018
Prepaid expenses and advances to suppliers	$37,394	$25,161
Government departments	22,134	12,318
Dividend receivable from jointly controlled entity	3,000	-
Employees	488	426
Related Parties	1,278	262
Receivables in respect of an embedded derivative transaction	-	354
Other	1,415	1,943
	$65,709	$40,464